Intangible Assets, Net (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Intangible Assets, Net [Line Items]
Amortization expenses	$ 30	$ 190
Operating segments	3
Reporting segment	1
Goodwill amount	$ 3,488
Goodwill impairment charge	$ 700
Discount rate	16.50%
Growth rate	3.00%
Goodwill [Member]
Intangible Assets, Net [Line Items]
Goodwill impairment charge	$ 700